Segment Reporting - Schedule of Financial Results (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues
Rental revenue	$ 2,748			$ 0			$ 7,315	$ 0
Other revenue	88			0			268	0
Total revenues	2,836			0			7,583	0
Expenses
Rental property operating	623			0			1,734	0
Total expenses	623						1,734
Income from unconsolidated entities	5,255						16,716
Income from real estate-related securities	19			0			83	0
Segment net operating income	7,487						22,648
Depreciation and amortization	(6,490)						(20,009)
General and administrative	(893)			(686)			(3,033)	(2,242)
Interest expense	(730)			(18)			(1,813)	(18)
Performance participation allocation	(1,446)			0			(2,237)	0
Net loss attributable to Invesco Real Estate Income Trust Inc.	(2,072)	$ (2,408)	$ 36	(669)	$ (353)	$ (1,203)	(4,444)	(2,225)
Dividends to preferred stockholders	(2)			0			(6)	0
Net income attributable to non-controlling interests in consolidated joint ventures	(4)			0			(4)	0
Net loss attributable to common stockholders, basic	(2,078)			$ (669)			(4,454)	$ (2,225)
Operating segments | Healthcare
Revenues
Rental revenue	0						0
Other revenue	0						0
Total revenues	0						0
Expenses
Rental property operating	0						0
Total expenses	0						0
Income from unconsolidated entities	4,745						15,288
Income from real estate-related securities	0						0
Segment net operating income	4,745						15,288
Depreciation and amortization	(5,073)						(15,030)
Operating segments | Office
Revenues
Rental revenue	683						2,061
Other revenue	0						0
Total revenues	683						2,061
Expenses
Rental property operating	113						330
Total expenses	113						330
Income from unconsolidated entities	0						0
Income from real estate-related securities	0						0
Segment net operating income	570						1,731
Depreciation and amortization	(298)						(893)
Operating segments | Industrial
Revenues
Rental revenue	612						1,744
Other revenue	0						0
Total revenues	612						1,744
Expenses
Rental property operating	129						411
Total expenses	129						411
Income from unconsolidated entities	0						0
Income from real estate-related securities	0						0
Segment net operating income	483						1,333
Depreciation and amortization	(214)						(639)
Operating segments | Self-storage
Revenues
Rental revenue	91						91
Other revenue	0						0
Total revenues	91						91
Expenses
Rental property operating	0						0
Total expenses	0						0
Income from unconsolidated entities	0						0
Income from real estate-related securities	0						0
Segment net operating income	91						91
Depreciation and amortization	0						0
Operating segments | Multifamily
Revenues
Rental revenue	1,239						3,296
Other revenue	88						268
Total revenues	1,327						3,564
Expenses
Rental property operating	381						993
Total expenses	381						993
Income from unconsolidated entities	510						1,428
Income from real estate-related securities	0						0
Segment net operating income	1,456						3,999
Depreciation and amortization	(905)						(3,447)
Operating segments | Student housing
Revenues
Rental revenue	123						123
Other revenue	0						0
Total revenues	123						123
Expenses
Rental property operating	0						0
Total expenses	0						0
Income from unconsolidated entities	0						0
Income from real estate-related securities	0						0
Segment net operating income	123						123
Depreciation and amortization	0						0
Corporate, non-segment
Revenues
Rental revenue	0						0
Other revenue	0						0
Total revenues	0						0
Expenses
Rental property operating	0						0
Total expenses	0						0
Income from unconsolidated entities	0						0
Income from real estate-related securities	19						83
Segment net operating income	19						83
Depreciation and amortization	$ 0						$ 0